Long-term debt and other financing arrangements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Long-term debt and other financing arrangements
Schedule of long-term borrowing

Description	Interest rate	September 30, 2014	December 31, 2013
Convertible Subordinated Unsecured Promissory Note—Richmont Capital Partners V L.P. (including accrued interest)	4.00%	$21,489,767	$20,881,096
Promissory Note—payable to former shareholder of TLC	2.63%	3,464,638	3,734,695
Promissory Note—Lega Enterprises, LLC (formerly Agel Enterprises, LLC)	5.00%	1,419,111	1,649,880
Term loan—KeyBank		—	427,481
Other, equipment notes		—	30,244

Total debt		26,373,516	26,723,396
Less current maturities		698,363	1,128,674

Long-term debt		$25,675,153	$25,594,722

Description	Interest rate	December 31, 2013	December 31, 2012
Convertible Subordinated Unsecured Promissory Note—Richmont Capital Partners V L.P. (including accrued interest)	4.00%	$20,881,096	$20,041,644
Promissory Note—payable to former shareholder of TLC	2.63%	3,734,695	—
Promissory Note—Lega Enterprises, LLC (formerly Agel Enterprises, LLC)	5.00%	1,649,880	—
Term loan—KeyBank	7.70% *	427,481	—
Other, equipment notes		30,244	—

Total debt		26,723,396	20,041,644
Less current maturities		1,128,674	—

Long-term debt		$25,594,722	$20,041,644

*
Represents the weighted average interest rate at December 31, 2013. The interest rate is variable based on the agreement described below.